NOVAGEN SOLAR INC.
           3044 Bloor St. West, Suite 1440, Toronto, Ontario  M8X 2Y8
Tel:  (647) 628-5375     Fax:  (647)436-7654     E-Mail:  info@novagensolar.com

                                                                December 9, 2010

VIA  EDGAR

H. Roger Schwall
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-4628

     Re:  NOVAGEN SOLAR INC.
          AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-1
          FILED NOVEMBER 16, 2010
          FILE NO. 333-169103

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 4 to our registration statement on Form S-1 (the "Registration Statement").

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, December 3, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Please note that a hard-copy of the Registration Statement will not be sent to the staff.

AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-1

GENERAL

1. In response to the Staff's comment, we advise that our reference to Rule 457(a) of Regulation C in our letter of November 15, 2010, and Rule 457(o) of Regulation C in the footnote to the calculation of registration fee table in Amendment No. 3 of the Registration Statement, were both in error. Since the selling stockholders intend to offer shares of our common stock on the basis of fluctuating market prices, we have calculated the required filing fee under Rule 457(c) of Regulation C. We have revised the footnote to the calculation of registration fee table accordingly. A more detailed discussion of the method by which we computed the offering price of the shares appears below in our response to comment no. 2 of the Staff's letter of non-accounting comments dated, December 3, 2010.

2. In response to the Staff's comment, we advise that our computation of the offering price in the calculation of registration fee table in amendment no. 3 to the Registration Statement was in error. We have computed the offering price in amendment no. 4 to the Registration Statement in accordance with Rule 457(c) of Regulation C, based on the average of the bid and asked price on the Pink OTC Markets' OTCQB as of August 26, 2010 and have accordingly revised both the fee table and the footnotes thereto. The basis for our computation is as follows:

     Since the selling stockholders intend to offer their shares on the basis of fluctuating market prices, Rule 457(c) applies with respect to the computation of the offering price for the purpose of calculating the registration fee payable. Rule 457(c) stipulates that the registration fee is to be calculated on the basis of either the last reported sale (for over-the-counter securities) or the average of the bid and asked price (for other over-the-counter securities), as of a specified date within five business days prior to the date of filing the Registration Statement.

     The common stock of Novagen Solar Inc. is quoted on the Pink OTC Markets' OTCQB, which we submit, is an other over-the-counter securities market. In support of our position, we refer the Staff to the website of the NASD's OTC Bulletin Board, located on the internet at: www.otcbb.com. The NASD's symbol directory (http://www.otcbb.com/static/symbol.stm) lists the stock of Novagen Solar Inc. as being located under "Other-OTC Securities" and as "Other-OTC Issues"
     (http://www.otcbb.com/asp/symbol.asp?issues=AllOther&searchby=symbol
     &searchfor=novz&searchwith=starting&x=43&y=7).

     Since our stock is considered an Other-OTC Security by the NASD, we submit that it should receive the same treatment under Rule 457(c). We are enclosing herewith a copy of a report prepared by the Research Library Department of Pink OTC Markets, showing the closing bid and ask prices of our common stock on the OTCQB on August 26, 2010, which is a date within five business days prior to the date on which we filed the Registration Statement.

In the premises, we respectfully submit that the offering price of $0.525 per share is appropriate for calculation of the registration fee in the proposed offering.

3.   In response to the Staff's request, we advise as follows:

     With respect to the Staff's request for supporting documentation with respect to the bid price and other trading information of our common stock, as referenced in letter of November 15, 2010, we enclose herewith a copy of the trading history of our common stock on the over-the-counter market for the last 12 months, showing the date, size and price of each sale (source: www.otcbb.com).

     With respect to the Staff's request for supporting documentation with respect to the high and low bid prices of our common stock provided in our revised disclosure at page 12, we enclose herewith a copy of a market report produced by Pink OTC Markets Inc. showing the high and low closing bid prices of our common stock from October 30, 2008 to September 30, 2010, sorted by fiscal quarter.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,



                                        /s/ Thomas Mills
                                        Thomas E. Mills
                                        President & CEO

Enclosures